UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Portfolio of Investments

Senior Floating-Rate Loans — 88.1%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.0%
IAP Worldwide Services, Inc.
Revolving Loan, 1.52%, Maturing July 18, 2018(2)		5,347	$5,113,978
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,232	5,785,220
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		55,462	51,290,775
TransDigm, Inc.
Term Loan, 3.82%, Maturing February 28, 2020		28,759	28,776,648
Term Loan, 3.83%, Maturing June 4, 2021		34,115	34,082,785
Term Loan, 3.75%, Maturing June 9, 2023		28,056	27,999,799
Wesco Aircraft Hardware Corp.
Term Loan, 3.29%, Maturing September 23, 2021		9,400	9,388,250

			$162,437,455

Automotive — 2.4%
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		12,177	$12,232,536
Term Loan, Maturing October 26, 2023(4)		750	753,750
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		19,722	19,771,144
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		54,828	53,210,451
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.86%, Maturing April 30, 2019		24,326	24,512,296
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		10,338	10,376,266
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		30,054	30,212,004
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	7,945	8,804,021
Term Loan, 4.50%, Maturing June 30, 2022		14,949	14,998,705
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		14,053	14,061,470
Tweddle Group, Inc.
Term Loan, Maturing October 13, 2023(4)		7,775	7,658,375

			$196,591,018

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		11,295	$9,600,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Beverage and Tobacco (continued)
Flavors Holdings, Inc. (continued)
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	3,000	$2,415,000

		$12,015,750

Brokerage / Securities Dealers / Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing May 25, 2023	11,106	$11,133,957
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	33,109	26,818,534
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	1,767	1,767,984
Salient Partners L.P.
Term Loan, 9.50%, Maturing May 19, 2021	9,662	9,251,684

		$48,972,159

Building and Development — 1.6%
American Builders & Contractors Supply Co.
Term Loan, Maturing October 31, 2023(4)	24,975	$25,115,484
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	12,879	12,959,368
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	15,672	15,769,525
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	11,835	11,835,076
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022	5,013	5,041,538
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023	2,975	2,997,313
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	11,679	11,750,489
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	6,628	6,661,390
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	17,187	17,200,759
Realogy Corporation
Term Loan, 3.75%, Maturing July 20, 2022	11,042	11,132,481
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	7,678	7,741,392
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing July 13, 2023	6,025	6,055,125

		$134,259,940

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 7.3%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		12,740	$12,283,744
AlixPartners, LLP
Term Loan, 4.00%, Maturing July 28, 2022		11,623	11,670,475
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		8,374	8,123,248
Camelot UK Holdco Limited
Term Loan, 4.75%, Maturing October 3, 2023		11,250	11,279,880
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,102	17,112,408
Corporate Capital Trust, Inc.
Term Loan, 4.13%, Maturing May 20, 2019		17,721	17,787,077
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		3,506	3,527,535
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		36,043	25,770,643
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(2)(3)		9,764	3,417,257
Term Loan, 5.50%, Maturing July 2, 2020		5,464	1,502,559
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		10,214	561,776
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		59,491	58,096,803
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		14,868	14,916,460
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		11,323	11,370,250
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,001	1,986,871
Term Loan, 4.00%, Maturing November 6, 2020		12,931	12,842,485
Term Loan, 4.75%, Maturing November 6, 2020	CAD	11,252	8,053,321
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		27,858	28,119,251
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		7,162	7,183,932
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023		8,890	8,909,789
Term Loan, 4.25%, Maturing August 11, 2023	EUR	15,355	17,052,004
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		7,375	7,457,969
KAR Auction Services, Inc.
Term Loan, 4.06%, Maturing March 11, 2021		21,767	21,926,028
Kronos Incorporated
Term Loan, Maturing October 4, 2023(4)		59,575	59,905,463

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Kronos Incorporated (continued)
Term Loan, 4.50%, Maturing October 30, 2019		47,454	$47,576,603
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		30,485	31,142,438
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		13,196	12,206,387
Monitronics International, Inc.
Term Loan, 6.50%, Maturing September 30, 2022		21,468	21,360,435
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		8,271	8,297,062
Prime Security Services Borrower, LLC
Term Loan, 4.75%, Maturing May 2, 2022		11,771	11,867,607
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		31,362	31,506,837
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		38,332	38,176,487
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		6,262	6,313,294
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021		18,267	18,390,440
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		1,571	1,571,409

			$599,266,227

Cable and Satellite Television — 1.8%
Altice US Finance I Corporation
Term Loan, Maturing January 15, 2025(4)		11,600	$11,658,000
Block Communications, Inc.
Term Loan, 4.09%, Maturing November 7, 2021		3,479	3,502,980
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing January 24, 2023		25,920	26,106,942
CSC Holdings, LLC
Term Loan, 3.88%, Maturing October 11, 2024		16,941	17,021,970
Numericable Group SA
Term Loan, 4.00%, Maturing July 31, 2023	EUR	5,173	5,747,741
Numericable U.S., LLC
Term Loan, 5.14%, Maturing January 15, 2024		8,880	8,946,978
Telenet International Finance S.a.r.l.
Term Loan, 4.36%, Maturing June 30, 2024		8,725	8,757,719
UPC Financing Partnership
Term Loan, 4.08%, Maturing August 31, 2024		10,000	10,063,750
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		34,565	34,734,628
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	10,546,773

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Ziggo Secured Finance BV
Term Loan, 3.75%, Maturing August 31, 2024	EUR	12,475	$13,796,198

			$150,883,679

Chemicals and Plastics — 4.8%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 5.13%, Maturing September 13, 2023		2,139	$2,164,111
Allnex USA, Inc.
Term Loan, 5.13%, Maturing September 13, 2023		1,611	1,630,420
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		3,894	3,899,639
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		49,886	50,312,345
Chemours Company (The)
Revolving Loan, 0.71%, Maturing May 12, 2020(2)		3,750	3,754,125
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		5,309	5,353,184
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		2,798	2,790,848
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		16,925	16,889,403
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		8,920	8,992,524
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		29,475	29,663,817
Term Loan, 4.25%, Maturing April 1, 2023		5,597	5,663,271
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	5,565	6,200,438
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	16,084	17,872,732
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		49,637	49,780,070
Term Loan, 4.25%, Maturing March 31, 2022		8,963	9,017,588
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		24,200	24,406,716
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		8,068	7,967,273
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		6,163	6,223,096
Term Loan, 5.00%, Maturing June 7, 2023		35,175	35,519,370
Orion Engineered Carbons GmbH
Term Loan, 3.84%, Maturing July 25, 2021		7,588	7,635,799
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,850	5,170,191

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		4,475	$4,284,923
PQ Corporation
Term Loan, 5.75%, Maturing November 4, 2022		15,143	15,246,378
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		2,621	2,618,340
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		966	970,333
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		5,475	5,498,555
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		6,167	6,174,967
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		4,148	4,172,559
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		32,202	32,053,356
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		7,660	7,676,019
Versum Materials, Inc.
Term Loan, 3.34%, Maturing September 29, 2023		5,875	5,915,391
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022		4,296	4,311,734

			$389,829,515

Clothing / Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		11,942	$11,667,999
Samsonite International S.A.
Term Loan, 4.00%, Maturing May 12, 2023		2,000	2,017,500

			$13,685,499

Conglomerates — 0.4%
Bestway UK Holdco Limited
Term Loan, 4.77%, Maturing October 6, 2021	GBP	276	$338,650
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		33,421	31,332,486

			$31,671,136

Containers and Glass Products — 2.4%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		36,773	$36,883,850
Term Loan, 3.50%, Maturing January 6, 2021		34,485	34,568,380
Term Loan, 3.75%, Maturing October 1, 2022		11,484	11,534,447

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		32,005	$32,336,989
Horizon Holdings III SAS
Term Loan, 4.50%, Maturing August 1, 2022	EUR	18,775	20,857,873
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 5, 2023		43,717	43,868,059
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022		16,295	16,339,102
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,338	3,341,777

			$199,730,477

Cosmetics / Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		18,810	$18,810,000
Revlon Consumer Products Corporation
Term Loan, 4.25%, Maturing September 7, 2023		2,775	2,784,973

			$21,594,973

Drugs — 3.1%
Alkermes, Inc.
Term Loan, 3.59%, Maturing September 25, 2021		19,424	$19,472,258
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019		13,106	13,179,492
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing June 28, 2023		16,425	16,599,516
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,308	20,339,303
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		31,629	31,624,270
Horizon Pharma, Inc.
Term Loan, 4.00%, Maturing May 7, 2021		7,849	7,839,249
Term Loan, Maturing October 18, 2021(4)		6,725	6,762,828
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022		58,273	58,328,096
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.29%, Maturing October 20, 2018		15,871	15,848,202
Term Loan, 5.25%, Maturing December 11, 2019		25,006	25,025,104
Term Loan, 5.25%, Maturing August 5, 2020		3,830	3,831,785
Term Loan, 5.50%, Maturing April 1, 2022		38,667	38,731,867

			$257,581,970

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		12,714	$12,743,198
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		13,779	13,813,797
GFL Environmental, Inc.
Term Loan, 3.75%, Maturing September 23, 2023		12,975	13,007,437

			$39,564,432

Electronics / Electrical — 9.6%
Answers Corporation
Term Loan, 0.00%, Maturing October 3, 2021(5)		27,275	$14,523,879
Avago Technologies Cayman Ltd.
Term Loan, 3.53%, Maturing February 1, 2023		64,323	65,066,796
Avast Software B.V.
Term Loan, 5.00%, Maturing September 30, 2022		20,225	20,422,194
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,271	12,939,169
CommScope, Inc.
Term Loan, 3.25%, Maturing December 29, 2022		11,707	11,785,712
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing July 5, 2021		11,134	11,268,595
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		3,615	3,639,381
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		7,816	7,830,838
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		5,346	5,379,227
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		13,379	13,077,537
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		9,704	9,703,770
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		57,958	58,381,950
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		11,939	12,000,076
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		7,298	7,278,150
Term Loan, 3.75%, Maturing June 3, 2020		70,280	70,192,086
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,645	5,135,878
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022		32,220	31,708,163
Lattice Semiconductor Corporation
Term Loan, 5.51%, Maturing March 10, 2021		7,328	7,290,913
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		15,363	15,535,540

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	19,210	$19,311,198
Term Loan, 4.50%, Maturing November 20, 2021	22,178	22,292,566
Magic Newco, LLC
Term Loan, 6.50%, Maturing December 12, 2018	55,179	55,337,957
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	18,933	19,011,772
NXP B.V.
Term Loan, 3.34%, Maturing January 11, 2020	21,714	21,831,314
Term Loan, 3.41%, Maturing December 7, 2020	9,651	9,695,414
ON Semiconductor Corporation
Term Loan, 3.78%, Maturing March 31, 2023	6,200	6,243,177
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	15,763	15,756,657
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	4,550	4,498,812
Rocket Software, Inc.
Term Loan, 5.25%, Maturing October 14, 2023	11,375	11,446,094
SkillSoft Corporation
Term Loan, 5.84%, Maturing April 28, 2021	43,972	39,217,839
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	2,402	2,423,536
Term Loan, 4.00%, Maturing July 8, 2022	19,738	19,914,071
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	12,395	12,426,307
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	14,357	14,410,387
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	26,025	26,171,391
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	18,783	17,548,523
Vertafore, Inc.
Term Loan, 4.75%, Maturing June 30, 2023	28,850	28,996,500
Wall Street Systems Delaware, Inc.
Term Loan, 4.75%, Maturing August 23, 2023	19,448	19,533,156
Western Digital Corporation
Term Loan, 4.50%, Maturing April 29, 2023	10,534	10,668,567
Zebra Technologies Corporation
Term Loan, 4.09%, Maturing October 27, 2021	24,525	24,811,133

		$784,706,225

Financial Intermediaries — 3.8%
Americold Realty Operating Partnership L.P.
Term Loan, 5.75%, Maturing December 1, 2022	4,589	$4,660,195

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,646	$12,413,848
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	6,200	6,070,835
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	26,342	26,432,773
Clipper Acquisitions Corp.
Term Loan, 3.09%, Maturing February 6, 2020	5,991	6,000,097
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	7,700	7,748,125
First Data Corporation
Term Loan, 4.27%, Maturing July 8, 2022	48,078	48,472,363
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	16,948	16,863,010
Guggenheim Partners, LLC
Term Loan, 3.50%, Maturing July 21, 2023	38,660	38,828,787
Harbourvest Partners, LLC
Term Loan, 3.38%, Maturing February 4, 2021	12,740	12,665,807
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019(3)	3,737	3,468,057
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	4,661	4,673,976
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	2,267	2,272,249
Term Loan, 6.25%, Maturing September 4, 2018	8,275	8,295,545
Term Loan, 6.25%, Maturing September 4, 2018	12,634	12,665,836
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	7,736	7,753,231
Outerwall, Inc.
Term Loan, 5.25%, Maturing September 27, 2023	6,400	6,458,669
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	6,708	6,716,048
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	22,239	22,281,073
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	11,708	11,810,711
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	50,193	47,244,553

		$313,795,788

Food Products — 3.0%
AdvancePierre Foods, Inc.
Term Loan, 4.50%, Maturing June 2, 2023	29,533	$29,791,394
Blue Buffalo Company, Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	5,365	5,397,628

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		5,758	$5,783,969
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		22,237	20,698,945
Dole Food Company, Inc.
Term Loan, 4.56%, Maturing November 1, 2018		14,136	14,207,092
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		8,915	8,864,487
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		32,722	32,762,744
Term Loan, 3.75%, Maturing September 18, 2020		27,209	27,208,500
Term Loan, 4.00%, Maturing October 30, 2022		7,350	7,350,168
Keurig Green Mountain, Inc.
Term Loan, 5.25%, Maturing March 3, 2023		9,819	9,966,359
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	12,096	8,531,462
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	7,762	362,147
NBTY, Inc.
Term Loan, 5.00%, Maturing May 5, 2023		41,127	41,286,305
Term Loan, 6.25%, Maturing May 5, 2023	GBP	3,990	4,944,429
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022		26,116	26,148,295

			$243,303,924

Food Service — 2.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		52,279	$52,584,081
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		9,554	9,517,771
Focus Brands, Inc.
Term Loan, 5.00%, Maturing October 3, 2023		3,725	3,761,475
Landry’s, Inc.
Term Loan, 4.00%, Maturing October 4, 2023		26,875	27,070,972
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		10,007	10,171,928
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		6,349	6,372,380
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019		8,870	8,770,101
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.59%, Maturing May 14, 2020		3,991	4,012,556
Weight Watchers International, Inc.
Term Loan, 4.07%, Maturing April 2, 2020		61,653	47,411,230

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Service (continued)
Yum! Brands, Inc.
Term Loan, 3.29%, Maturing June 16, 2023	10,075	$10,188,091

		$179,860,585

Food / Drug Retailers — 1.9%
Albertsons, LLC
Term Loan, 4.50%, Maturing August 25, 2021	12,122	$12,222,234
Term Loan, 4.75%, Maturing June 22, 2023	51,123	51,675,299
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	7,936	7,802,056
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	43,538	43,748,461
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	40,427	40,590,776

		$156,038,826

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, Maturing October 27, 2023(4)	10,225	$10,122,750

		$10,122,750

Health Care — 7.9%
Acadia Healthcare Company, Inc.
Term Loan, 3.75%, Maturing February 11, 2022	3,193	$3,205,099
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022	4,246	4,283,405
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	15,325	15,516,729
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	18,528	18,478,026
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	16,130	15,539,023
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	6,336	6,336,000
BioClinica, Inc.
Term Loan, 5.25%, Maturing October 20, 2023	6,425	6,408,937
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	20,980	20,691,424
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	20,074	20,210,348
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	13,543	12,913,082
Term Loan, 4.00%, Maturing January 27, 2021	24,079	22,884,185

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	6,370	$6,377,586
Convatec, Inc.
Term Loan, Maturing October 10, 2023(4)	5,775	5,796,656
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021	15,635	15,596,301
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	16,339	16,163,703
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	46,352	46,482,174
Genoa, a QoL Healthcare Company, LLC
Term Loan, Maturing October 25, 2023(4)	5,800	5,809,065
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	15,253	15,069,717
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	16,888	16,820,914
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021	37,205	37,408,912
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	12,136	12,136,250
inVentiv Health, Inc.
Term Loan, 8.75%, Maturing May 15, 2018	5,990	6,005,009
Term Loan, 8.75%, Maturing May 15, 2018	15,293	15,341,068
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	28,189	28,247,710
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	53,008	53,400,515
KUEHG Corp.
Term Loan, 5.25%, Maturing August 12, 2022	13,761	13,812,604
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	10,531	9,978,148
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023	26,395	26,731,930
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	7,656	7,254,061
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	5,417	5,430,561
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	4,938	4,883,434
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	3,330	2,120,855
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	24,234	22,593,777
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	18,119	16,782,389

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		17,685	$17,284,212
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		22,644	22,791,549
Quality Care Properties, Inc.
Term Loan, Maturing September 12, 2022(4)		27,625	27,659,531
RadNet, Inc.
Term Loan, 4.77%, Maturing July 1, 2023		14,675	14,733,084
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018		20,696	20,786,099
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		4,282	4,281,750
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		5,828	5,798,613

			$650,044,435

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		44,040	$44,087,121

			$44,087,121

Industrial Equipment — 3.7%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		40,279	$39,775,116
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		5,651	5,488,308
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		15,523	15,567,963
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		12,446	12,476,927
Term Loan, 5.50%, Maturing January 15, 2021		6,070	6,099,848
Filtration Group Corporation
Term Loan, Maturing November 21, 2020(4)		1,792	1,799,404
Term Loan, Maturing November 21, 2020(4)		4,083	4,083,211
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		40,911	39,808,809
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,381	6,883,646
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021		37,897	37,378,978
Harsco Corporation
Term Loan, Maturing October 21, 2023(4)		6,100	6,176,250
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		22,360	22,375,274

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		12,774	$12,845,163
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		12,338	11,104,158
Paternoster Holding IV GmbH
Term Loan, 7.13%, Maturing February 10, 2022	EUR	10,800	11,826,064
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		47,475	47,599,840
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		3,982	3,978,050
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,576	5,087,987
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		7,917	7,739,218
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,139	3,120,582

			$301,214,796

Insurance — 2.4%
Alliant Holdings I, Inc.
Term Loan, 4.75%, Maturing August 12, 2022		12,022	$12,045,304
Term Loan, 5.25%, Maturing August 12, 2022		5,137	5,175,653
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019		4,617	4,650,294
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		10,849	10,925,450
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		7,018	7,038,110
Term Loan, 5.00%, Maturing August 4, 2022		30,093	30,280,954
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		19,275	19,387,431
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		16,052	13,603,891
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		4,700	3,887,840
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		40,436	40,455,613
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		51,613	51,698,691

			$199,149,231

Leisure Goods / Activities / Movies — 2.9%
AMC Entertainment, Inc.
Term Loan, Maturing December 15, 2023(4)		5,325	$5,311,688

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Ancestry.com Operations, Inc.
Term Loan, 5.25%, Maturing October 19, 2023	20,875	$20,950,672
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing June 30, 2023	44,775	44,931,713
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	5,371	5,394,247
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	20,360	20,462,138
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	3,688	3,683,140
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	282	283,554
Term Loan, 5.50%, Maturing May 8, 2021	2,187	2,197,540
Live Nation Entertainment, Inc.
Term Loan, 3.34%, Maturing October 26, 2023	34,301	34,387,062
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	5,346	5,358,224
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022	6,459	6,511,857
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	19,781	19,904,925
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.09%, Maturing May 14, 2020	17,568	17,349,648
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	6,446	2,578,397
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020	29,290	28,631,128
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	5,161	5,044,542
UFC Holdings, LLC
Term Loan, 5.00%, Maturing August 18, 2023	15,800	15,961,286

		$238,941,761

Lodging and Casinos — 2.8%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	44,521	$44,559,002
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	5,828	5,825,682
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	1,209	1,217,392
Term Loan, 3.53%, Maturing September 15, 2023	8,125	8,192,031
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2017(5)	1,787	1,771,007

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		9,241	$9,310,807
ESH Hospitality, Inc.
Term Loan, 3.75%, Maturing August 30, 2023		20,835	20,991,262
Gala Group Finance PLC
Term Loan, 4.74%, Maturing May 27, 2018	GBP	27,338	33,547,434
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019		2,836	2,871,558
Term Loan, 4.50%, Maturing November 21, 2019		6,618	6,700,301
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		3,872	3,894,205
Term Loan, 3.03%, Maturing October 25, 2023		39,583	39,848,319
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.00%, Maturing April 25, 2023		20,248	20,339,995
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		28,592	28,780,772

			$227,849,767

Nonferrous Metals / Minerals — 1.5%
Alpha Natural Resources, LLC
Term Loan, 11.00%, Maturing July 25, 2019		5,025	$5,293,837
Arch Coal, Inc.
Term Loan, 10.00%, Maturing June 15, 2021		6,927	7,068,886
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		8,997	9,053,562
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019		38,608	36,810,373
Murray Energy Corporation
Term Loan, 9.25%, Maturing April 16, 2017		3,738	3,746,074
Term Loan, 8.25%, Maturing April 16, 2020		22,579	20,960,470
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)		3,460	1,439,189
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022		24,739	24,844,059
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019		2,017	2,025,416
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		12,825	12,568,500
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)		2,130	852,126

			$124,662,492

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas — 3.7%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	51,304	$26,934,729
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	26,969	25,215,730
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	10,629	10,731,285
CITGO Petroleum Corporation
Revolving Loan, 1.21%, Maturing July 23, 2019(2)	12,500	11,785,000
Term Loan, 4.50%, Maturing July 29, 2021	15,925	15,845,375
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	7,543	7,090,612
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	2,632	1,867,135
Energy Transfer Equity L.P.
Term Loan, 3.29%, Maturing December 2, 2019	3,550	3,526,861
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	18,035	16,637,180
Term Loan, 8.00%, Maturing August 31, 2020	7,471	6,555,556
Term Loan, 8.38%, Maturing September 30, 2020	9,874	7,972,952
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	13,852	8,311,490
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,610	1,275,711
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	50,172	47,464,374
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	23,179	7,765,015
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	18,250	4,425,625
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	31,106	17,652,590
Sheridan Investment Partners II L.P.
Term Loan, 4.34%, Maturing December 16, 2020	957	708,329
Term Loan, 4.34%, Maturing December 16, 2020	2,567	1,899,285
Term Loan, 4.34%, Maturing December 16, 2020	18,451	13,653,386
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,202	2,481,631
Term Loan, 4.25%, Maturing October 1, 2019	5,242	4,062,880
Term Loan, 4.25%, Maturing October 1, 2019	39,563	30,661,345
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	7,859	6,385,678
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	1,165	986,127

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Tervita Corporation
Term Loan, 7.50%, Maturing May 15, 2018	23,722	$23,559,235

		$305,455,116

Publishing — 2.2%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	201	$160,470
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	23,758	23,891,872
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	61,507	52,188,923
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	35,774	35,617,419
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 26, 2022	11,700	11,641,500
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	7,672	7,288,518
Penton Media, Inc.
Term Loan, 6.25%, Maturing October 3, 2019	10,570	10,582,781
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023	10,975	10,988,719
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	10,386	10,415,461
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	15,679	15,273,703

		$178,049,366

Radio and Television — 2.6%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	6,864	$6,791,681
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	6,689	6,065,633
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023	12,825	12,911,171
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	69,871	48,560,525
Entercom Radio, LLC
Term Loan, 4.02%, Maturing November 23, 2018	5,492	5,508,851
Term Loan, Maturing October 25, 2023(4)	9,775	9,848,313
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	15,618	15,644,332

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021		4,135	$4,164,019
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		7,607	7,502,897
iHeartCommunications, Inc.
Term Loan, 7.28%, Maturing January 30, 2019		33,740	25,705,488
Term Loan, 8.03%, Maturing July 30, 2019		5,384	4,121,967
Lions Gate Entertainment Corp.
Term Loan, Maturing October 12, 2023(4)		8,325	8,349,284
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		17,290	17,316,255
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		10,873	10,913,752
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		12,330	12,376,367
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		5,542	5,531,602
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		4,526	4,539,152
Term Loan, 4.00%, Maturing March 1, 2020		7,762	7,782,830

			$213,634,119

Retailers (Except Food and Drug) — 4.0%
B&M Retail Limited
Term Loan, 3.01%, Maturing May 21, 2019	GBP	6,850	$8,335,499
Term Loan, 3.51%, Maturing April 28, 2020	GBP	5,450	6,655,321
CDW, LLC
Term Loan, 3.00%, Maturing August 4, 2023		21,359	21,454,505
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022		275	275,200
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		24,097	22,500,834
Dollar Tree, Inc.
Term Loan, 3.00%, Maturing July 6, 2022		6,807	6,883,830
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		24,426	22,655,553
Harbor Freight Tools USA, Inc.
Term Loan, 4.14%, Maturing August 19, 2023		25,386	25,581,317
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		26,720	20,612,898
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		9,074	8,967,854
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 27, 2023		29,313	29,561,406

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	24,119	$22,232,759
Party City Holdings, Inc.
Term Loan, 4.20%, Maturing August 19, 2022	19,725	19,811,490
PetSmart, Inc.
Term Loan, 4.00%, Maturing March 11, 2022	45,325	45,466,340
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	10,189	9,602,897
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	9,653	8,591,003
Rent-A-Center, Inc.
Term Loan, 3.84%, Maturing March 19, 2021	6,380	5,937,585
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	31,974	30,595,100
Vivid Seats, Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	8,850	8,750,437
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	3,100	2,699,235

		$327,171,063

Steel — 0.9%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	45,928	$45,950,009
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	7,729	7,690,593
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	20,836	21,070,503

		$74,711,105

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023	10,723	$10,804,503
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(2)	323	322,018
Term Loan, 4.00%, Maturing July 31, 2022	1,414	1,411,113
Term Loan, 4.00%, Maturing July 31, 2022	4,605	4,595,275
Stena International S.a.r.l.
Term Loan, 4.24%, Maturing March 3, 2021	35,595	30,522,599

		$47,655,508

Telecommunications — 2.5%
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023	4,025	$4,055,187

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	66,259	$63,484,022
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	22,039	20,992,505
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	4,135	4,170,968
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	9,839	9,043,464
Term Loan, 4.00%, Maturing April 23, 2019	30,908	28,409,795
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	46,148	46,249,094
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	10,125	10,128,640
Term Loan, 3.50%, Maturing January 15, 2022	17,084	17,090,850
Term Loan, 3.70%, Maturing January 15, 2022	3,146	3,147,249

		$206,771,774

Utilities — 1.8%
Calpine Construction Finance Company L.P.
Term Loan, 3.09%, Maturing May 3, 2020	4,191	$4,174,143
Term Loan, 3.34%, Maturing January 31, 2022	10	9,657
Calpine Corporation
Term Loan, 3.59%, Maturing May 27, 2022	40,216	40,357,337
Dayton Power & Light Company (The)
Term Loan, 4.00%, Maturing August 24, 2022	5,550	5,605,500
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	17,020	17,052,019
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	1,707	1,694,948
Term Loan, 5.00%, Maturing December 19, 2021	38,114	37,847,425
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	2,253	2,162,752
Lonestar Generation, LLC
Term Loan, 5.47%, Maturing February 22, 2021	18,251	15,969,826
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	3,604	3,153,828
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021	20,137	20,413,525

		$148,440,960

Total Senior Floating-Rate Loans (identified cost $7,508,586,535)		$7,233,750,942

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Portfolio of Investments — continued

Corporate Bonds & Notes — 5.0%

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.3%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)		8,823	$9,142,316
6.00%, 4/15/21(7)	GBP	11,115	14,268,000

			$23,410,316

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$14,542,000
PQ Corp.
6.75%, 11/15/22(7)		4,000	4,325,000

			$18,867,000

Containers and Glass Products — 0.7%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$45,725,085
4.38%, 7/15/21(7)(8)		9,925	10,148,312

			$55,873,397

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(7)		3,000	$2,985,000
9.00%, 11/15/18(7)	CAD	4,500	3,338,179

			$6,323,179

Electronics / Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(7)		13,000	$14,267,500

			$14,267,500

Entertainment — 0.1%
Vue International Bidco PLC
4.939%, 7/15/20(7)(8)	EUR	8,625	$9,562,304

			$9,562,304

Equipment Leasing — 0.0%(9)
International Lease Finance Corp.
7.125%, 9/1/18(7)		2,325	$2,537,156

			$2,537,156

Security		Principal Amount* (000’s omitted)	Value

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(7)		5,952	$6,175,069

			$6,175,069

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(7)		18,000	$18,292,500
Iceland Bondco PLC
4.651%, 7/15/20(7)(8)	GBP	6,075	7,064,014
6.25%, 7/15/21(7)	GBP	7,000	8,268,125

			$33,624,639

Health Care — 1.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		14,975	$14,789,310
5.125%, 8/1/21		7,500	6,956,250
HCA, Inc.
4.75%, 5/1/23		9,766	10,193,262
inVentiv Health, Inc.
9.00%, 1/15/18(7)		15,375	15,596,016
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(7)		13,800	14,024,250
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,281,250
4.375%, 10/1/21		9,700	9,700,000

			$84,540,338

Industrial Equipment — 0.0%
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(5)(10)		680	$0

			$0

Insurance — 0.0%(9)
Galaxy Bidco, Ltd.
5.386%, 11/15/19(7)(8)	GBP	2,500	$3,076,333

			$3,076,333

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,621,250

			$8,621,250

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 0.6%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)		25,250	$26,070,625
9.00%, 2/15/20(5)		6,175	6,391,125
9.00%, 2/15/20(5)		14,975	15,349,375

			$47,811,125

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		7,000	$7,280,000

			$7,280,000

Oil and Gas — 0.2%
CITGO Petroleum Corp.
6.25%, 8/15/22(7)		11,500	$11,816,250

			$11,816,250

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$6,857,925
Univision Communications, Inc.
6.75%, 9/15/22(7)		8,140	8,608,457

			$15,466,382

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(7)		12,550	$10,730,250

			$10,730,250

Telecommunications — 0.2%
Wind Acquisition Finance S.A.
4.938%, 4/30/19(7)(8)	EUR	5,005	$5,647,354
6.50%, 4/30/20(7)		7,375	7,706,875

			$13,354,229

Utilities — 0.4%
Calpine Corp.
6.00%, 1/15/22(7)		3,000	$3,137,805
7.875%, 1/15/23(7)		15,040	15,792,000
5.875%, 1/15/24(7)		5,000	5,287,500

Security	Principal Amount* (000’s omitted)	Value

Utilities (continued)
Calpine Corp. (continued)
5.25%, 6/1/26(7)	10,925	$11,116,187

		$35,333,492

Total Corporate Bonds & Notes (identified cost $419,819,832)		$408,670,209

Asset-Backed Securities — 0.7%

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XIV Series 2013-14A, Class D, 4.38%, 4/15/25(7)(8)	$4,000	$3,968,884
Series 2013-14A, Class E, 5.28%, 4/15/25(7)(8)	3,500	3,133,274
Ares XXVIII CLO, Ltd. Series 2013-3A, Class D, 4.38%, 10/17/24(7)(8)	3,000	2,966,736
Series 2013-3A, Class E, 5.78%, 10/17/24(7)(8)	3,000	2,794,710
Avery Point II CLO, Ltd. Series 2013-2A, Class D, 4.33%, 7/17/25(7)(8)	3,330	3,047,969
Series 2013-2A, Class E, 5.13%, 7/17/25(7)(8)	3,330	2,752,178
Babson CLO, Ltd. Series 2013-IA, Class D, 4.381%, 4/20/25(7)(8)	5,600	5,476,302
Series 2013-IA, Class E, 5.281%, 4/20/25(7)(8)	3,525	3,178,968
Birchwood Park CLO, Ltd. Series 2014-1A, Class E1, 5.98%, 7/15/26(7)(8)	3,500	2,990,414
Carlyle Global Market Strategies CLO, Ltd. Series 2013-3A, Class C, 4.28%, 7/15/25(7)(8)	3,000	2,937,216
Series 2013-3A, Class D, 5.48%, 7/15/25(7)(8)	2,400	2,183,330
Dryden XXVIII Senior Loan Fund Series 2013-28A, Class B1L, 4.017%, 8/15/25(7)(8)	1,400	1,321,601
Series 2013-28A, Class B2L, 4.717%, 8/15/25(7)(8)	925	799,739
Jay Park CLO, Ltd. Series 2016-1A, Class D, 7.811%, 10/20/27(7)(8)	3,000	2,970,951
Madison Park Funding XII, Ltd. Series 2014-12A, Class D, 4.381%, 7/20/26(7)(8)	3,250	3,167,333
Series 2014-12A, Class E, 5.981%, 7/20/26(7)(8)	3,250	2,944,120
Oak Hill Credit Partners VIII, Ltd. Series 2013-8A, Class D, 4.381%, 4/20/25(7)(8)	6,950	6,693,483
Palmer Square CLO, Ltd. Series 2014-1A, Class D, 6.63%, 10/17/22(7)(8)	2,000	2,006,575
Wind River CLO, Ltd. Series 2014-2A, Class E, 6.13%, 7/15/26(7)(8)	800	698,877

Total Asset-Backed Securities (identified cost $56,951,781)		$56,032,660

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Portfolio of Investments — continued

Common Stocks — 0.8%

Security	Shares	Value

Aerospace and Defense — 0.4%
IAP Global Services, LLC(3)(10)(11)(12)	2,577	$30,049,021

		$30,049,021

Automotive — 0.0%(9)
Dayco Products, LLC(3)(10)(11)	88,506	$2,478,168

		$2,478,168

Business Equipment and Services — 0.0%(9)
Education Management Corp.(3)(10)(11)	65,471,595	$45,830
RCS Capital Corp.(3)(10)(11)	421,149	3,158,618

		$3,204,448

Health Care — 0.0%(9)
New Millennium Holdco, Inc.(10)(11)	421,318	$947,965

		$947,965

Lodging and Casinos — 0.0%(9)
Affinity Gaming, LLC(3)(10)(11)	206,125	$3,607,191

		$3,607,191

Nonferrous Metals / Minerals — 0.1%
ASP United/GHX Holding, LLC(3)(10)(11)	2,816	$0
Warrior Met Coal, LLC, Class A(10)(11)	14,808	4,072,200

		$4,072,200

Oil and Gas — 0.0%(9)
Southcross Holdings Group, LLC(3)(10)(11)	1,281	$0
Southcross Holdings L.P., Class A(10)(11)	1,281	477,173

		$477,173

Publishing — 0.3%
ION Media Networks, Inc.(3)(10)(11)	28,605	$15,110,305
MediaNews Group, Inc.(3)(10)(11)	162,730	5,550,719
Nelson Education, Ltd.(3)(10)(11)	32,751	0

		$20,661,024

Total Common Stocks (identified cost $18,625,392)		$65,497,190

Convertible Preferred Stocks — 0.0%(9)

Security	Shares	Value

Business Equipment and Services — 0.0%(9)
Education Management Corp., Series A-1, 7.50%(3)(10)(11)	72,851	$20,398

Total Convertible Preferred Stocks (identified cost $5,141,580)		$20,398

Short-Term Investments — 8.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.68%(13)	703,525,882	$703,666,587

Total Short-Term Investments (identified cost $703,545,216)		$703,666,587

Total Investments — 103.2% (identified cost $8,712,670,336)		$8,467,637,986

Less Unfunded Loan Commitments — (0.4)%		$(29,342,660)

Net Investments — 102.8% (identified cost $8,683,327,676)		$8,438,295,326

Other Assets, Less Liabilities — (2.8)%		$(232,557,509)

Net Assets — 100.0%		$8,205,737,817

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Portfolio of Investments — continued

(4)	This Senior Loan will settle after October 31, 2016, at which time the interest rate will be determined.

(5)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $286,225,412 or 3.5% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2016.

(9)	Amount is less than 0.05%.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Affiliated company (see Note 9).

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	11,567,501	CAD	15,144,057	Goldman Sachs International	11/30/16	$274,800	$—
USD	52,845,842	EUR	46,648,578	State Street Bank and Trust Company	11/30/16	1,579,917	—
USD	26,007,965	GBP	19,645,348	HSBC Bank USA, N.A.	11/30/16	1,949,038	—
USD	38,326,432	EUR	33,958,066	HSBC Bank USA, N.A.	12/30/16	947,391	—
USD	23,336,562	GBP	17,925,967	Goldman Sachs International	12/30/16	1,363,148	—
USD	54,845,809	EUR	50,119,537	Goldman Sachs International	1/31/17	—	(404,973)
USD	50,934,318	GBP	41,768,785	State Street Bank and Trust Company	1/31/17	—	(298,633)

						$6,114,294	$(703,606)

Abbreviations:

PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Statement of Assets and Liabilities

Assets	October 31, 2016
Unaffiliated investments, at value (identified cost, $7,979,782,460)	$7,734,628,739
Affiliated investment, at value (identified cost, $703,545,216)	703,666,587
Cash	56,500,437
Restricted cash*	5,512,943
Foreign currency, at value (identified cost, $344,651)	345,083
Interest receivable	32,379,831
Receivable for investments sold	15,353,143
Receivable for open forward foreign currency exchange contracts	6,114,294
Prepaid expenses	695,762
Total assets	$8,555,196,819

Liabilities
Cash collateral due to brokers	$5,512,943
Payable for investments purchased	338,441,493
Payable for open forward foreign currency exchange contracts	703,606
Payable to affiliates:
Investment adviser fee	3,465,321
Trustees’ fees	5,667
Accrued expenses	1,329,972
Total liabilities	$349,459,002
Net Assets applicable to investors’ interest in Portfolio	$8,205,737,817

Sources of Net Assets
Investors’ capital	$8,445,458,082
Net unrealized depreciation	(239,720,265)
Total	$8,205,737,817

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Statement of Operations

Investment Income	Year Ended October 31, 2016
Interest and other income	$435,994,743
Interest allocated from/dividends from affiliated investment	1,633,937
Expenses allocated from affiliated investment	(37,669)
Total investment income	$437,591,011

Expenses
Investment adviser fee	$42,753,937
Trustees’ fees and expenses	68,000
Custodian fee	1,755,724
Legal and accounting services	1,224,046
Interest expense and fees	2,582,746
Miscellaneous	375,146
Total expenses	$48,759,599

Net investment income	$388,831,412

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(243,422,510)
Investment transactions in/allocated from affiliated investment	10,584
Foreign currency and forward foreign currency exchange contract transactions	24,501,288
Net realized loss	$(218,910,638)
Change in unrealized appreciation (depreciation) —
Investments	$354,663,538
Investments — affiliated investment	121,371
Foreign currency and forward foreign currency exchange contracts	3,334,369
Net change in unrealized appreciation (depreciation)	$358,119,278

Net realized and unrealized gain	$139,208,640

Net increase in net assets from operations	$528,040,052

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$388,831,412	$494,331,626
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(218,910,638)	(21,019,593)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	358,119,278	(399,899,339)
Net increase in net assets from operations	$528,040,052	$73,412,694
Capital transactions —
Contributions	$709,970,505	$222,760,540
Withdrawals	(2,968,286,384)	(4,261,374,172)
Net decrease in net assets from capital transactions	$(2,258,315,879)	$(4,038,613,632)

Net decrease in net assets	$(1,730,275,827)	$(3,965,200,938)

Net Assets
At beginning of year	$9,936,013,644	$13,901,214,582
At end of year	$8,205,737,817	$9,936,013,644

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.58%	0.55%	0.52%	0.52%	0.54%
Net investment income	4.58%	4.27%	3.89%	4.14%	4.72%
Portfolio Turnover	27%	19%	34%	32%	42%

Total Return	7.10%	0.56%	2.23%	5.08%	7.67%

Net assets, end of year (000’s omitted)	$8,205,738	$9,936,014	$13,901,215	$16,648,042	$9,432,841

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2016, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 86.2%, 13.5%, 0.2% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

40

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Notes to Financial Statements — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2016, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee

41

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Notes to Financial Statements — continued

is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, 0.450% from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more, and is payable monthly. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the year ended October 31, 2016, the Portfolio’s investment adviser fee amounted to $42,753,937 or 0.50% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $2,169,738,295 and $4,250,167,817, respectively, for the year ended October 31, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,684,509,404

Gross unrealized appreciation	$102,400,992
Gross unrealized depreciation	(348,615,070)

Net unrealized depreciation	$(246,214,078)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2016 is included in the Portfolio of Investments. At October 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $703,606. At October 31, 2016, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate

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Eaton Vance

Floating Rate Portfolio

October 31, 2016

Notes to Financial Statements — continued

derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2016 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2016.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$6,114,294	(1)	$(703,606	)(2)

Total Derivatives subject to master netting or similar agreements	$6,114,294		$(703,606)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of October 31, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$1,637,948	$(404,973)	$(1,232,975)	$—	$—
HSBC Bank USA, N.A.	2,896,429	—	(2,896,429)	—	—
State Street Bank and Trust Company	1,579,917	(298,633)	—	(1,281,284)	—

	$6,114,294	$(703,606)	$(4,129,404)	$(1,281,284)	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(404,973)	$404,973	$—	$—	$—
State Street Bank and Trust Company	(298,633)	298,633	—	—	—

	$(703,606)	$703,606	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

43

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$25,210,410	$3,394,565

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the year ended October 31, 2016, which is indicative of the volume of this derivative type, was approximately $313,188,000.

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $900 million ($1.175 billion prior to March 14, 2016) unsecured line of credit agreement with a group of banks, which is in effect through March 13, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above a prime rate, the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% (0.10% prior to March 14, 2016) on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense is approximately $1,246,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at October 31, 2016 is $465,988 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings during the year ended October 31, 2016.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the year ended October 31, 2016 were as follows:

	Shares, beginning of year	Gross additions	Gross reductions	Shares, end of year	Value, end of year	Dividend income	Realized gain (loss)

IAP Global Services, LLC	2,577	—	—	2,577	$30,049,021	$—	$—

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Eaton Vance

Floating Rate Portfolio

October 31, 2016

Notes to Financial Statements — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$7,186,707,566	$17,700,716	$7,204,408,282
Corporate Bonds & Notes	—	408,670,209	0	408,670,209
Asset-Backed Securities	—	56,032,660	—	56,032,660
Common Stocks	—	5,497,338	59,999,852	65,497,190
Convertible Preferred Stocks	—	—	20,398	20,398
Short-Term Investments	—	703,666,587	—	703,666,587

Total Investments	$—	$8,360,574,360	$77,720,966	$8,438,295,326

Forward Foreign Currency Exchange Contracts	$—	$6,114,294	$—	$6,114,294

Total	$—	$8,366,688,654	$77,720,966	$8,444,409,620

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(703,606)	$—	$(703,606)

Total	$—	$(703,606)	$—	$(703,606)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2016 is not presented. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $10,668,000 (equal to 0.13% of net assets at October 31, 2016). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

45

Eaton Vance

Floating Rate Portfolio

October 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Eaton Vance Floating Rate Portfolio:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating Rate Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2016, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Floating Rate Portfolio as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2016

46

Eaton Vance

Floating-Rate Fund

October 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Eaton Vance Floating Rate Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

47

Eaton Vance

Floating-Rate Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

48

Eaton Vance

Floating-Rate Fund

October 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Scott H. Page 1959	President of the Portfolio	1996	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

49

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

50

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Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1044    10.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of

Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016 D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/5	10/31/16
Audit Fees	$110,637	$112,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$23,618	$23,854
All Other Fees(3)	$0	$0

Total	$134,255	$135,954

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2015 and October 31, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/15	10/31/16
Registrant	$23,618	$23,854
Eaton Vance(1)	$46,000	$56,434

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date: December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: December 19, 2016

By:	/s/ Scott H. Page
Scott H. Page
President

Date: December 19, 2016